Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (in years)
Computer hardware and software	3
Vehicles	5
Office furniture and fixture	10
Buildings	50
Property and equipment, net consists of the following:

	As of December 31, 2023	As of December 31, 2022
Computer hardware and software	$32,640	$37,156
Office furniture and fixtures	16,540	14,687
Buildings	2,001	2,042
Vehicles	730	1,814
Land	41	268
Total property and equipment	$51,952	$55,967
Accumulated depreciation (1)	(35,552)	(40,435)
Total property and equipment, net	$16,400	$15,532
(1)Accumulated depreciation as of December 31, 2023 comprised of $26,784, $7,859, $305 and $604 for computer hardware and software, office furniture and fixtures, buildings and vehicles, respectively. Accumulated depreciation as of December 31, 2022 comprised of $28,812, $10,565, $289 and $769 for computer hardware and software, office furniture and fixtures, buildings and vehicles, respectively.
The changes in the balance of property and equipment for the years ended December 31, 2023 and 2022 consist of the following:

	As of December 31, 2023	As of December 31, 2022
Balance, beginning of year	$15,532	$17,285
Additions	9,820	4,288
Acquisitions (Note 4)	—	769
Depreciation	(8,535)	(7,018)
Foreign currency translation adjustment	1,079	208
Assets held for sale (Note 32)	(1,496)	—
Balance, end of year	$16,400	$15,532
Depreciation expense for the years ended December 31, 2023, 2022 and 2021 was classified as follows:

	For the year ended December 31
	2023	2022	2021
Technology and product development	$3,824	$2,591	$2,913
General and administrative	3,187	2,359	2,695
Selling and marketing	1,524	2,068	1,309
Total depreciation expense	$8,535	$7,018	$6,917